First Trust Income Opportunities ETF Investment Objectives and Goals - First Trust Income Opportunities ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Income Opportunities ETF (FCEF)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The First Trust Income Opportunities ETF (the "Fund") seeks to provide current income with a secondary emphasis on total return.